INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Feb. 28, 2025	Aug. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 8 – INTANGIBLE ASSETS

The below table summarizes the identifiable intangible assets as of February 28, 2025, and August 31, 2023:

	February 28, 2025	August 31, 2024

Technology 1-Portable Air Cooler	$27,438,763	$27,438,763
Technology 2-Condensing Unit	55,709,004	55,709,004
	83,147,767	83,147,767
Less: Technology-related intangible asset impairment	(20,580,040)	(20,580,040)
Adjusted carrying amount	62,567,727	62,567,727
Less: Accumulated amortization	(12,891,207)	(11,086,369)
Intangible assets, net	$49,676,520	$51,481,358

Amortization expenses for intangible assets for the three months ended February 28, 2025, and February 29, 2024 were $1,804,838 and $2,078,694 respectively.

NOTE 8 – INTANGIBLE ASSETS

The below table summarizes the identifiable intangible assets as of August 31, 2024, and August 31, 2023:

	August 31, 2024	August 31, 2023

Technology 1-Portable Air Cooler	$27,438,763	$27,438,763
Technology 2-Condensing Unit	55,709,004	55,709,004
	83,147,767	83,147,767
Less: Accumulated amortization	(11,086,369)	(6,928,981)
Less: Technology-related intangible asset impairment	(20,580,040)	-
Intangible assets, net	$51,481,358	$76,218,786

Amortization expenses for intangible assets for the years ended August 31, 2024, and 2023, were both $4,157,388.

During the year ended August 31, 2024, the Company recognized $20,580,040 impairment on the above intangible assets.